Lease (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2023	Jul. 31, 2023
Lease [Line Items]
Expiring term		August 31, 2025		August 31, 2025
Rental payment		$ 12,050	$ 11,520	$ 46,572		$ 15,114
Lease amount	$ 3,850
Lease Agreement [Member]
Lease [Line Items]
Rental payment					$ 3,708
Annual increase rate	3.85%
California [Member]
Lease [Line Items]
Lease term							24 months
Rental payment				$ 3,708